UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		November 14, 2005
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		23

Form 13F Information Table Value Total:		401,607 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			  TITLE OF	CUSIP			VALUE		SHARES		INV   OTHER	  VOTING AUTH
					  CLASS				X1000					DISC  MGR	  SOLE    SHARED  NONE

ACCURIDE CORP                    COMMON   4398103             33,549   2,429,300  N      SOLE          2,429,300   0       0
AMERICAN DENTAL PARTNERS         COMMON   25353103            48,314   1,424,347  N      SOLE          1,424,347   0       0
BRISTOL WEST HOLDINGS INC        COMMON   11037M105           54,734   2,999,100  N      SOLE          2,999,100   0       0
CONCORDE CAREER COLLEGES I       COMMON   20651H201            8,115     528,696  N      SOLE            528,696   0       0
CARMIKE CINEMAS INC              COMMON   143436400           19,484     849,342  N      SOLE            849,342   0       0
COMPASS MINERALS INTL INC        COMMON   20451N101            9,927     431,600  N      SOLE            431,600   0       0
CENTENNIAL CELLULAR CORP         COMMON   15133V208            4,716     314,822  N      SOLE            314,822   0       0
DIGITAL INSIGHT CORP             COMMON   25385P106            6,575     252,315  N      SOLE            252,315   0       0
DATAMIRROR CORP                  COMMON   237926100           10,723   1,370,297  N      SOLE          1,370,297   0       0
ENERSYS COM                      COMMON   29275Y102           30,211   1,991,506  N      SOLE          1,991,506   0       0
HEWITT ASSOCS INC                COMMON   42822Q100           15,975     585,578  N      SOLE            585,578   0       0
HINES HORTICULTURE INC           COMMON   433245107            3,089     841,590  N      SOLE            841,590   0       0
INTERSECTIONS INC                COMMON   460981301           10,836     907,500  N      SOLE            907,500   0       0
INFINITY PPTY & CAS CORP         COMMON   45665Q103            5,473     155,970  N      SOLE            155,970   0       0
LEAR SEATING CORP                COMMON   521865105            3,557     104,700  N      SOLE            104,700   0       0
NCO GROUP INC                    COMMON   628858102            6,526     316,034  N      SOLE            316,034   0       0
OPNET TECHNOLOGIES INC           COMMON   683757108            1,462     173,685  N      SOLE            173,685   0       0
PROQUEST COMPANY                 COMMON   74346P102           42,734   1,180,510  N      SOLE          1,180,510   0       0
PANTRY INC DEL                   COMMON   698657103           26,051     697,108  N      SOLE            697,108   0       0
REGAL ENTERTAINMENT GROUP        COMMON   758766109           14,876     742,300  N      SOLE            742,300   0       0
REGIS CORPORATION                COMMON   758932107           20,831     550,800  N      SOLE            550,800   0       0
REPUBLIC AWYS HLDGS INC          COMMON   760276105            5,438     380,000  N      SOLE            380,000   0       0
RURAL METRO CORP                 COMMON   781748108           18,413   2,080,548  N      SOLE          2,080,548   0       0






SM\5315\002\1326796.01